Goodwill - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Sep. 30, 2013	Dec. 31, 2010
Goodwill [Line Items]
Goodwill	$ 24	$ 28	$ 25	$ 59
Reduction of goodwill as a result of tax adjustments	(4)	(8)
North American Parts Distributors [Member]
Goodwill [Line Items]
Goodwill	22		22
2008 minor acquisition [Member]
Goodwill [Line Items]
Goodwill	2		2
2004 initial acquisition [Member]
Goodwill [Line Items]
Goodwill	0
2013 minor acquisition [Member]
Goodwill [Line Items]
Goodwill			$ 1